OTHER RECEIVABLES, NET - Summary of Movement of allowance for credit losses (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)
OTHER RECEIVABLES, NET
Charge to (reversal of) allowance	¥ 54,956	$ 7,859	¥ 224,756
Third Parties
OTHER RECEIVABLES, NET
Beginning balance	736,993	105,389	¥ 800,374	¥ 800,374
Charge to (reversal of) allowance	(54,956)	(7,859)		(63,381)
Ending balance	¥ 682,037	$ 97,530		¥ 736,993